Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)	Quarterly Financial Information (Unaudited)
The following tables present our quarterly results for 2020 and 2019:

	For the Three Months Ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Revenues
Rental and other property revenues	$1,539,577	$3,011,391	$3,054,823	$3,142,957
Real estate note investment interest	71,715	117,413	171,746	214,965
Total revenues	1,611,292	3,128,804	3,226,569	3,357,922
Expenses
Property operations expense	655,284	1,268,246	1,358,507	1,287,820
Reimbursable operating expenses to related parties	236,509	232,574	263,915	296,922
Asset management fee to related party	449,653	680,656	811,233	857,924
Depreciation and amortization	843,984	2,489,818	2,295,445	1,336,985
General and administrative expenses	230,361	550,352	1,534,590	1,038,589
Total operating expenses	2,415,791	5,221,646	6,263,690	4,818,240
Other income (expense)
Equity in earnings of unconsolidated real estate entities	240,096	325,325	708,067	839,898
Interest income	184,884	5,050	6,887	1,182
Interest expense	(537,971)	(897,013)	(1,045,464)	(1,184,897)
Total other expense	(112,991)	(566,638)	(330,510)	(343,817)
Total expenses before asset management fee waiver	(2,528,782)	(5,788,284)	(6,594,200)	(5,162,057)
Asset management fee waived by Advisor	127,440	12,350	48,543	9,064
Net expenses after asset management fee waiver	(2,401,342)	(5,775,934)	(6,545,657)	(5,152,993)
Net loss	$(790,050)	$(2,647,130)	$(3,319,088)	$(1,795,071)
Net loss per common share - basic and diluted	$(0.08)	$(0.25)	$(0.30)	$(0.15)

	For the Three Months Ended
	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Revenues
Rental and other property revenues	$—	$367,542	$1,180,972	$1,248,961
Real estate note investment interest	—	—	16,699	28,078
Total revenues	—	367,542	1,197,671	1,277,039
Expenses
Property operations expense	—	222,641	661,181	545,103
Reimbursable operating expenses to related parties	125,000	125,485	148,906	142,261
Asset management fee to related party	19,783	137,942	296,126	357,544
Depreciation and amortization	—	445,951	1,270,577	1,021,662
General and administrative expenses	118,160	134,198	210,700	413,750
Total operating expenses	262,943	1,066,217	2,587,490	2,480,320
Other income (expense)
Equity in earnings of unconsolidated real estate entity	—	—	—	272,805
Interest income	31,432	130,599	137,543	192,968
Interest expense	—	(134,636)	(388,186)	(393,804)
Total other income (expense)	31,432	(4,037)	(250,643)	71,969
Total expenses before asset management fee waiver	(231,511)	(1,070,254)	(2,838,133)	(2,408,351)
Asset management fee waived by Advisor	—	—	310,484	99,319
Net expenses after asset management fee waiver	(231,511)	(1,070,254)	(2,527,649)	(2,309,032)
Net loss	$(231,511)	$(702,712)	$(1,329,978)	$(1,031,993)
Net loss per common share - basic and diluted	$(0.26)	$(0.18)	$(0.22)	$(0.12)